MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Supplement dated November 1, 2018 to the Prospectus of the Mirova Global Sustainable Equity Fund (the “Fund”) dated May 1, 2018, as may be revised or supplemented from time to time.

Effective November 1, 2018 Amber Fairbanks has joined the portfolio management team of the Fund.

The information in the subsection “Portfolio Managers” within the section “Management” of the Fund Summary for the Fund is revised to include the following under “Ostrum US”:

Amber Fairbanks, CFA®, has served as a co-portfolio manager of the Fund since 2018.

The subsection “Meet the Funds’ Portfolio Managers” under the section “Management Team” in the Prospectus is revised to include the following under “Ostrum US”:

Amber Fairbanks, CFA® – Amber Fairbanks has served as co-portfolio manager of the Mirova Global Sustainable Equity Fund since 2018. Ms. Fairbanks is a Portfolio Manager with Ostrum US, which she joined in 2018. Prior to joining Ostrum US, she was a portfolio manager at Zevin Asset Management. Ms. Fairbanks holds a master’s degree in business administration from the Carroll Graduate School of Management, Boston College, with a concentration in finance. She holds the designation of Chartered Financial Analyst® and has over 17 years of investment experience.

Each portfolio manager, except Ms. Fairbanks, Dr. Cheng and Mr. Peers, is an employee of Mirova, an affiliate of Ostrum US, and provide portfolio management through a personnel-sharing arrangement between Mirova and Ostrum US.

Effective November 1, 2018, Suzanne Senellart no longer serves as a co-portfolio manager of the Fund. Accordingly, effective immediately, all references to Ms. Senellart and corresponding disclosure related to Ms. Senellart in the Fund’s Prospectus are hereby deleted.

MIROVA GLOBAL SUSTAINABLE EQUITY FUND

Supplement dated November 1, 2018 to the Statement of Additional Information of the Mirova Global Sustainable Equity Fund (the “Fund”), dated May 1, 2018, as may be revised or supplemented from time to time.

Effective November 1, 2018 Amber Fairbanks has joined the portfolio management team of the Fund.

The following information supplements the sub-sections “Portfolio Managers’ Management of Other Accounts” and “Portfolio Managers’ Ownership of Fund Shares” within the section “Portfolio Management Information.”

Portfolio Managers’ Management of Other Accounts

The following table provides information on the other accounts managed by Amber Fairbanks as of October 15, 2018:

	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance		Other Accounts Managed		Advisory Fee is Based on Performance
Name of Portfolio Manager (Firm)	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets	# of Accts	Total Assets
Amber Fairbanks (Ostrum US)	0	$0	0	$0	0	$0	0	$0	0	$0	0	$0

Portfolio Managers’ Ownership of Fund Shares

As of November 1, 2018, Ms. Fairbanks did not own any shares of the Fund.

Effective November 1, 2018, Suzanne Senellart no longer serves as a co-portfolio manager of the Fund. Accordingly, effective immediately, all references to Ms. Senellart and corresponding disclosure related to Ms. Senellart in the Fund’s Statement of Additional Information are hereby deleted.